Offerings - Offering: 1	May 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525
Offering Note
The securities registered hereunder include such indeterminate number of (a) shares of Class A common stock, (b) shares of preferred stock, (c) debt securities, (d) depositary shares, (e) warrants to purchase Class A common stock, preferred stock, debt securities or depositary shares of the registrant, (f) subscription rights to purchase Class A common stock, preferred stock, debt securities, depositary shares, warrants or units consisting of some or all of these securities of the registrant, (g) purchase contracts, and (h) units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of Class A common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any stock splits, stock dividend or similar transaction. The proposed maximum offering price per security and proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee, other than the registration fee due in connection with $250,000,000 of shares of common stock that may be issued and sold from time to time under the prospectus supplement included herein. Any subsequent registration fees will be paid on a "pay-as-you-go" basis.